Fair Value Measurements - Changes in fair value instruments (Details) - USD ($)	3 Months Ended						12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Public Warrants
Fair Value Measurements
Derivative warrant liabilities balance at beginning	$ 230,000	$ 65,550	$ 287,500	$ 460,000	$ 530,150	$ 261,050	$ 261,050	$ 8,521,000
Change in fair value	690,000	164,450	(221,950)	161,000	(70,150)	269,100	26,450	(8,259,950)
Derivative warrant liabilities balance at ending	920,000	230,000	65,550	621,000	460,000	530,150	287,500	261,050
Private Placement Warrants
Fair Value Measurements
Derivative warrant liabilities balance at beginning	234,000	67,000	293,000	468,000	539,000	266,000	266,000	8,695,000
Change in fair value	702,000	167,000	(226,000)	164,000	(71,000)	273,000	27,000	(8,429,000)
Derivative warrant liabilities balance at ending	936,000	234,000	67,000	632,000	468,000	539,000	293,000	266,000
Warrant Liability
Fair Value Measurements
Derivative warrant liabilities balance at beginning	464,000	132,550	580,500	928,000	1,069,150	527,050	527,050	17,216,000
Change in fair value	1,392,000	331,450	(447,950)	325,000	(141,150)	542,100	53,450	(16,688,950)
Derivative warrant liabilities balance at ending	$ 1,856,000	$ 464,000	$ 132,550	1,253,000	928,000	$ 1,069,150	580,500	$ 527,050
Share Redemptions Payable
Fair Value Measurements
Derivative warrant liabilities balance at beginning				$ 197,694,657
Establishment of share repurchase liability					197,694,657		197,694,657
Share repurchase payment							$ (197,694,657)
Derivative warrant liabilities balance at ending					$ 197,694,657